Retirement benefit obligations - Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actuarial assumptions
Discount rate	1.30%	1.00%
Salary growth rate	0.90%	1.00%
Pension growth rate	0.00%	0.00%
Discount rate
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	(3.54%)	(3.99%)
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	4.02%	4.64%
Interest rates on retirement savings capital
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.55%	0.09%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.54%)	(0.08%)
Salaries
Actuarial assumptions
Percentage of reasonably possible increase in actuarial assumption	0.25%	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	0.01%	0.06%
Percentage of reasonably possible decrease in actuarial assumption	(0.25%)	(0.25%)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(0.01%)	(0.03%)
Life expectancy
Actuarial assumptions
Period of reasonably possible increase in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption, percentage	1.44%	1.54%
Period of reasonably possible decrease in actuarial assumption	1 year	1 year
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption, percentage	(1.50%)	(1.59%)